Risk Management - Summary of Foreign Currency Risk (Details)
₸ in Thousands, ₱ in Thousands, € in Thousands, ₫ in Thousands, ₨ in Thousands, ₨ in Thousands, ৳ in Thousands, ر.س in Thousands, د.إ in Thousands, ج.م. in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, SFr in Thousands, Rp in Thousands, RM in Thousands, R in Thousands, P in Thousands, K in Thousands, JD in Thousands, Ar in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 BDT (৳)	Dec. 31, 2024 BWP (P)	Dec. 31, 2024 EGP (ج.م.)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 DOP ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 JOD (JD)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 KZT (₸)	Dec. 31, 2024 MGA (Ar)	Dec. 31, 2024 MMK (K)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 PKR (₨)	Dec. 31, 2024 SAR (ر.س)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 UYU ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 BDT (৳)	Dec. 31, 2023 BWP (P)	Dec. 31, 2023 EGP (ج.م.)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 DOP ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 JOD (JD)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 MGA (Ar)	Dec. 31, 2023 MMK (K)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 PKR (₨)	Dec. 31, 2023 SAR (ر.س)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 UYU ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 ZAR (R)
Disclosure Of Foreign Currency Risk [Line Items]
Assets	₩ 246,807,795																													₩ 239,714,965
Liabilities	₩ 205,444,962																													₩ 202,450,215
Currency risk
Disclosure Of Foreign Currency Risk [Line Items]
Assets		د.إ 33,465	$ 26	৳ 2,252	P 768	ج.م. 203,044	$ 2	SFr 0	$ 7,772	€ 20,433	£ 139	$ 0	Rp 37,830,902	₨ 1,037,437	JD 902	¥ 23,798	₸ 1,510	Ar 5,452,745	K 188,021	RM 2,805	₱ 19,401	₨ 68,734,242	ر.س 1,087	kr 0	$ 291	$ 1,651,765	$ 99,189	₫ 733,338	R 79,897		د.إ 24,441	$ 4,310	৳ 2,260	P 777	ج.م. 1,665	$ 0	SFr 0	$ 0	€ 12,259	£ 75	$ 0	Rp 25,567,281	₨ 1,663,705	JD 569	¥ 921,120	₸ 1,510	Ar 3,545,076	K 199,518	RM 2,805	₱ 98,154	₨ 75,206,354	ر.س 937	kr 0	$ 279	$ 1,701,494	$ 120,768	₫ 848,242	R 87,780
Liabilities		د.إ 8,795,000	$ 64	৳ 0	P 0	ج.م. 0	$ 61	SFr 100,686	$ 0	€ 47,829	£ 4	$ 5,093,862	Rp 4,027,099	₨ 225,042	JD 49,128	¥ 7,483,199	₸ 0	Ar 248,175	K 0	RM 0	₱ 0	₨ 10,418	ر.س 0	kr 449,302	$ 110	$ 15,364,685	$ 1,141	₫ 587,003	R 0		د.إ 18,143,000	$ 299,795	৳ 0	P 0	ج.م. 1,941	$ 0	SFr 499,930	$ 0	€ 81,744	£ 0	$ 5,079,189	Rp 2,118,580	₨ 387,947	JD 68,448	¥ 8,692,604	₸ 0	Ar 495,288	K 0	RM 0	₱ 6,750	₨ 55,531	ر.س 0	kr 452,309	$ 2,191	$ 14,458,985	$ 2,028	₫ 0	R 0